Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Receivables

	SA Rand
Figures in million	2023	2022
Financial assets
Trade receivables (metals)[1]	1 179	571
Other trade receivables	460	343
Loss allowance	(211)	(204)
Trade receivables - net	1 428	710
Interest and other receivables	121	213
Employee receivables	12	15
Non-financial assets
Prepayments	189	160
Value added tax and general sales tax	570	545
Income and mining taxes	75	39
Total trade and other receivables	2 395	1 682
[1] The increase year on year is predominantly due to an increase in the gold debtor as a result of timing of receipts.

Disclosure of Movement in the Loss Allowance for Trade and Other Receivables
The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 39 for details):

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	204	179
Increase in loss allowance recognised during the year	155	80
Reversal of loss allowance during the year	(148)	(55)
Balance at end of year	211	204

The movement relates to various individually immaterial debtors.
20 Trade and other receivables continued
Disclosure of Ageing of Loss Allowance for Trade and Other Receivables
The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2023
Not past due[1]	1 331	—
Past due by 1 to 30 days	64	29
Past due by 31 to 60 days	22	14
Past due by 61 to 90 days	42	9
Past due by more than 90 days	42	38
Past due by more than 361 days	138	121
Total	1 639	211
30 June 2022
Not past due[1]	689	20
Past due by 1 to 30 days	26	11
Past due by 31 to 60 days	26	9
Past due by 61 to 90 days	8	5
Past due by more than 90 days	72	66
Past due by more than 361 days	93	93
Total	914	204
[1]    The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.